SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues
Total revenues	¥ 311,951	¥ 134,961
Interest income	530	163
Government grant	307	632
Tax subsidy		887
Loan forgiveness	1,160
Other income	834
Other income (Note 17)	5,716	8,717
Total other income	8,547	10,399
Business management and consulting [member]
Revenues
Total revenues	3,302	5,952
Live streaming ecommerce [member]
Revenues
Total revenues	305,948	112,294
Tile products [member]
Revenues
Total revenues	¥ 2,701	¥ 16,715